SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Disaggregation of Revenue [Table Text Block]
The following table presents our revenues disaggregated by type of good or service and sales channel:

☒	Three months ended March 31,
	2019	2018
Subscription revenue and support – Direct	$1,460,624	$945,637
Subscription revenue and support – Indirect (Strategic partners)	525,054	203,705
Total revenues	$1,985,678	$1,149,342

The following table presents our revenues disaggregated by type of good or service and sales channel:

	Year ended December 31,
	2018	2017
Subscription revenue and support – Direct	$4,315,168	$2,543,947
Subscription revenue and support – Indirect (Strategic partners)	1,345,259	195,492
Total revenues	$5,660,427	$2,739,439

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
There were significant changes in contract liabilities balances during the quarter ended March 31, 2019. The table below summarizes the activity within the deferred revenue accounts during the quarter ended March 31, 2019:

	December 31,	Cash	Revenue	March 31,
	2018	Received	recognized	2019
Deferred revenue	$3,028,787	$1,271,112	$1,414,835	$2,885,064

There were significant changes in contract liabilities balances during the year ended December 31, 2018. The table below summarizes the activity within the deferred revenue accounts, during the year ended December 31, 2018:

	December 31,	Cash	Revenue	December 31,
	2017	received	recognized	2018
Deferred revenue	$1,233,754	$5,969,417	$4,174,384	$3,028,787

Revenue, Initial Application Period Cumulative Effect Transition [Table Text Block]
Effects of adoption of ASU 2014-09 are as follows:

	At January 1, 2018:
	Prior to adoption of ASU 2014-09	Subsequent to adoption of ASU 2014-09	Change
Accumulated deficit	$(39,425,900)	$(39,345,747)	$(80,153)
Deferred commission costs	$-	$80,153	$80,153

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Potentially dilutive securities excluded from the computation of basic and diluted net earnings (loss) per share for the three months ended March 31, 2019 and 2018 are as follows:

	2019	2018
Preferred stock	286,359	287,453
Options to purchase common stock	880,585	1,058,200
Warrants to purchase common stock	1,743,008	1,767,786
Restricted stock units	222,514	156,340
Totals	3,132,466	3,269,779

Potentially dilutive securities excluded from the computation of basic and diluted net earnings (loss) per share for the year ended December 31, 2018 and 2017 are as follows:
	2018	2017
Preferred stock on a converted basis	283,407	284,360
Options to purchase common stock	997,989	1,003,836
Warrants to purchase common stock	1,781,715	1,919,906
Restricted stock units	222,514	156,340
Totals	3,285,625	3,364,442

Schedule of Cumulative Effect Ajustment to Statement of Financial Position [Table Text Block]
Effects of adoption of ASU 2017-11 modified retrospective are as follows:

	At January 1, 2018:
	Prior to adoption of ASU 2014-09	Subsequent to adoption of ASU 2014-09	Change
Derivative liabilities	$2,984,010	$-	$(2,984,010)
Additional paid in capital	40,120,293	40,881,783	761,490
Accumulated deficit	$(39,425,900)	$(37,203,380)	$2,222,520

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	The following are the Company’s assets measured at fair value on a recurring basis as of March 31, 2019 and December 31, 2018:

		Fair Value
	Fair Value	Hierarchy
Assets
Marketable securities, March 31, 2019	$492	Level 1
Marketable securities, December 31, 2018	$510	Level 1

The following are the Company’s assets and liabilities, measured at fair value on a recurring basis, as of December 31, 2018 and 2017:

		Fair Value
	Fair Value	Hierarchy
Assets
Marketable securities, December 31, 2018	$510	Level 1
Marketable securities, December 31, 2017	$750	Level 1

Liabilities
Derivative liabilities, December 31, 2018	$-	Level 3
Derivative liabilities, December 31, 2017	$2,984,010	Level 3